JPMorgan Small Cap Equity Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%
Aerospace & Defense — 1.7%
Karman Holdings, Inc. * (a)	214	7,153
Loar Holdings, Inc. * (a)	295	20,816
Woodward, Inc.	215	39,236
		67,205
Automobile Components — 0.7%
Gentex Corp.	1,179	27,461
Banks — 9.8%
BankUnited, Inc.	1,340	46,158
Commerce Bancshares, Inc.	675	41,981
Cullen/Frost Bankers, Inc.	377	47,249
First Financial Bancorp	1,646	41,110
First Hawaiian, Inc.	1,707	41,729
First Interstate BancSystem, Inc., Class A	1,425	40,815
ServisFirst Bancshares, Inc.	390	32,245
Wintrust Financial Corp.	458	51,505
WSFS Financial Corp.	721	37,403
		380,195
Beverages — 1.1%
Primo Brands Corp.	1,217	43,186
Broadline Retail — 0.0% ^
Savers Value Village, Inc. * (a)	31	215
Building Products — 5.6%
AAON, Inc.	397	31,036
AZEK Co., Inc. (The) *	657	32,116
Fortune Brands Innovations, Inc.	196	11,926
Hayward Holdings, Inc. *	4,031	56,110
Janus International Group, Inc. *	4,612	33,205
Simpson Manufacturing Co., Inc.	334	52,542
		216,935
Capital Markets — 5.0%
Evercore, Inc., Class A	233	46,614
MarketAxess Holdings, Inc.	202	43,647
Moelis & Co., Class A	484	28,222
Morningstar, Inc.	95	28,409
StepStone Group, Inc., Class A	954	49,857
		196,749
Chemicals — 5.2%
Axalta Coating Systems Ltd. *	1,436	47,645
Balchem Corp.	190	31,564
Element Solutions, Inc.	1,859	42,028
Perimeter Solutions, Inc. *	3,215	32,371
Quaker Chemical Corp.	383	47,300
		200,908

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — 4.9%
Casella Waste Systems, Inc., Class A *	533	59,388
Driven Brands Holdings, Inc. *	2,074	35,545
MSA Safety, Inc.	486	71,344
UniFirst Corp.	142	24,705
		190,982
Construction & Engineering — 2.0%
WillScot Holdings Corp.	2,805	77,978
Construction Materials — 1.3%
Eagle Materials, Inc.	232	51,508
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc. *	167	19,049
Casey's General Stores, Inc.	51	22,092
Performance Food Group Co. *	867	68,187
		109,328
Containers & Packaging — 0.9%
AptarGroup, Inc.	244	36,179
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions, Inc. *	458	58,165
Electric Utilities — 1.1%
Portland General Electric Co.	1,004	44,794
Electronic Equipment, Instruments & Components — 3.4%
Badger Meter, Inc.	201	38,181
Cognex Corp.	482	14,376
Fabrinet (Thailand) *	153	30,152
Novanta, Inc. *	388	49,637
		132,346
Energy Equipment & Services — 1.6%
Cactus, Inc., Class A	847	38,800
Flowco Holdings, Inc., Class A *	881	22,601
		61,401
Financial Services — 1.1%
WEX, Inc. *	266	41,827
Food Products — 1.9%
Freshpet, Inc. *	351	29,187
Utz Brands, Inc.	3,126	44,012
		73,199
Ground Transportation — 1.8%
Knight-Swift Transportation Holdings, Inc.	606	26,330
Landstar System, Inc.	297	44,659
		70,989
Health Care Equipment & Supplies — 3.1%
Envista Holdings Corp. *	2,548	43,973

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
ICU Medical, Inc. *	334	46,379
Neogen Corp. *	674	5,847
QuidelOrtho Corp. *	711	24,872
		121,071
Health Care Providers & Services — 4.6%
Chemed Corp.	83	51,216
Concentra Group Holdings Parent, Inc.	1,337	29,016
Encompass Health Corp.	621	62,881
HealthEquity, Inc. *	407	35,921
		179,034
Hotel & Resort REITs — 1.2%
Ryman Hospitality Properties, Inc.	527	48,193
Hotels, Restaurants & Leisure — 5.0%
Monarch Casino & Resort, Inc.	432	33,606
Planet Fitness, Inc., Class A *	510	49,275
Vail Resorts, Inc.	213	34,032
Wendy's Co. (The) (a)	2,331	34,102
Wyndham Hotels & Resorts, Inc.	462	41,855
		192,870
Industrial REITs — 1.0%
EastGroup Properties, Inc.	221	38,857
Insurance — 4.2%
Baldwin Insurance Group, Inc. (The), Class A *	918	41,036
Kinsale Capital Group, Inc.	106	51,829
Oscar Health, Inc., Class A * (a)	1,838	24,094
RLI Corp.	594	47,705
		164,664
Leisure Products — 2.1%
Acushnet Holdings Corp. (a)	552	37,897
Brunswick Corp.	791	42,601
		80,498
Life Sciences Tools & Services — 0.5%
Azenta, Inc. *	528	18,296
Machinery — 4.0%
Hillman Solutions Corp. *	4,854	42,662
Lincoln Electric Holdings, Inc.	163	30,855
RBC Bearings, Inc. *	155	49,798
Toro Co. (The)	468	34,073
		157,388
Oil, Gas & Consumable Fuels — 2.1%
DT Midstream, Inc.	333	32,131
SM Energy Co.	1,656	49,607
		81,738

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 3.0%
First Advantage Corp. *	2,566	36,150
Paylocity Holding Corp. *	242	45,364
Verra Mobility Corp. *	1,533	34,520
		116,034
Real Estate Management & Development — 1.5%
Cushman & Wakefield plc *	5,646	57,699
Retail REITs — 0.8%
NNN REIT, Inc.	696	29,692
Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems, Inc. (Japan) *	1,311	32,950
MACOM Technology Solutions Holdings, Inc. *	482	48,345
Power Integrations, Inc.	890	44,963
		126,258
Software — 3.5%
CCC Intelligent Solutions Holdings, Inc. *	3,061	27,642
Clearwater Analytics Holdings, Inc., Class A *	1,277	34,232
nCino, Inc. * (a)	715	19,638
Qualys, Inc. *	181	22,832
SPS Commerce, Inc. *	249	33,003
		137,347
Specialized REITs — 1.1%
CubeSmart	974	41,601
Specialty Retail — 0.5%
Five Below, Inc. *	243	18,222
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc.	195	43,907
Core & Main, Inc., Class A *	1,285	62,093
		106,000
Total Common Stocks (Cost $2,801,043)		3,797,012
Short-Term Investments — 4.0%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c) (Cost $95,136)	95,111	95,139

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $58,297)	58,297	58,297
Total Short-Term Investments (Cost $153,433)		153,436
Total Investments — 101.5% (Cost $2,954,476)		3,950,448
Liabilities in Excess of Other Assets — (1.5)%		(57,138)
NET ASSETS — 100.0%		3,893,310

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $57,331.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,950,448	$—	$—	$3,950,448

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$105,873	$952,159	$962,892	$(2)	$1	$95,139	95,111	$4,962	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	98,969	307,731	348,410	(9)	16	58,297	58,297	1,570	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	12,494	50,141	62,635	—	—	—	—	107	—
Total	$217,336	$1,310,031	$1,373,937	$(11)	$17	$153,436		$6,639	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.